Shareholders' Equity (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Stock Option
Unrecognized compensation cost	$ 33,000,000
Weighted-average period of unrecognized compensation cost	2 years 9 months 18 days
Number of shares available for issuance
Outstanding number of shares available for issuance at the beginning of the period	6,159,000	6,742,000
Granted (in shares or equivalent shares)	(1,040,000)	(604,000)
Cancelled/expired/forfeited (in shares)	133,000	21,000
Outstanding number of shares available for issuance at the end of the period	5,252,000	6,159,000
Aggregate Intrinsic Value
Ending stock price (in dollars per share)	$ 50.22	$ 52.00
Stock Options
Summary of Stock Option
Unrecognized compensation cost	11,100,000
Weighted-average period of unrecognized compensation cost	2 years 7 months 6 days
Assumptions used to value the option grants
Risk-free interest rate (as a percent)	0.40%
Expected dividend yield (as a percent)	0.00%
Stock options activity
Outstanding at the beginning of the period (in shares)	780,000	1,021,000
Granted (in shares)	610,000	0	0
Exercised (in shares)	(180,000)	(239,000)
Cancelled/expired/forfeited (in shares)	(1,000)	(2,000)
Outstanding at the end of the period (in shares)	1,209,000	780,000	1,021,000
Vested and expected to vest at the end of the year (in shares)	1,181,000	780,000
Exercisable at the end of the period (in shares)	689,000	744,000
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 30.42	$ 29.34
Granted (in dollars per share)	$ 50.75
Exercised (in dollars per share)	$ 24.71	$ 25.78
Cancelled/expired/forfeited (in dollars per share)	$ 32.84	$ 33.01
Outstanding at the end of the period (in dollars per share)	$ 41.53	$ 30.42	$ 29.34
Vested and expected to vest at the end of the period (in dollars per share)	$ 41.33	$ 30.42
Exercisable at the end of the period (in dollars per share)	$ 34.66	$ 30.17
Weighted Average Remaining Contractual Life
Outstanding at the end the period	3 years 6 months	2 years 29 days	3 years 22 days
Vested and expected to vest at the end of the period	3 years 5 months 12 days	2 years 29 days
Exercisable at the end of the period	1 year 11 months 23 days	2 years 25 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	11,183,000	16,832,000	40,321,000
Vested and expected to vest at the end of the period	11,156,000	16,831,000
Exercisable at the end of the period	10,826,000	16,235,000
Total intrinsic value of options exercised	6,800,000	17,600,000	13,900,000
Cash received from the exercises of stock option	$ 4,400,000	$ 6,200,000	$ 12,500,000
Stock Options | Minimum
Assumptions used to value the option grants
Expected term	3 years 9 months 18 days
Expected volatility (as a percent)	62.00%
Stock Options | Maximum
Assumptions used to value the option grants
Expected term	4 years
Expected volatility (as a percent)	63.00%
Restricted share units
Number of shares available for issuance
Granted (in shares or equivalent shares)	(430,500)	(603,750)
Restricted shares units granted (in shares)	246,000	345,000